Cover Page	Sep. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 09, 2026
Entity Registrant Name	THE COOPER COMPANIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8597
Entity Tax Identification Number	94-2657368
Entity Address, Address Line One	6101 Bollinger Canyon Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	San Ramon
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94583
City Area Code	925
Local Phone Number	460-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	COO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000711404
Amendment Flag	false